Organization (Details Narrative)	Aug. 24, 2017 USD ($) oz shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Amount of gold contributed | oz	2,000
Number of shares exchanged | shares	20,000
Gold price, amount | $	$ 129